UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2024 (Unaudited)
JPMorgan Research Market Neutral Fund

Class A Shares/Ticker: JMNAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund for the period of November 1, 2023 to April 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
JPMorgan Research Market Neutral Fund (Class A Shares)	$148	2.81%
*	This charge is annualized.
**	Includes dividend expense on short sales.

KEY FUND STATISTICS
Fund net assets after future share reacquisition adjustment (000's)	$254,063
Total number of portfolio holdings	328
Portfolio turnover rate	112	%*
*	Not annualized.
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMNAX - 424

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2024 (Unaudited)
JPMorgan Research Market Neutral Fund

Class C Shares/Ticker: JMNCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund for the period of November 1, 2023 to April 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
JPMorgan Research Market Neutral Fund (Class C Shares)	$173	3.28%
*	This charge is annualized.
**	Includes dividend expense on short sales.

KEY FUND STATISTICS
Fund net assets after future share reacquisition adjustment (000's)	$254,063
Total number of portfolio holdings	328
Portfolio turnover rate	112	%*
*	Not annualized.
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMNCX - 424

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2024 (Unaudited)
JPMorgan Research Market Neutral Fund

Class I Shares/Ticker: JMNSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund for the period of November 1, 2023 to April 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
JPMorgan Research Market Neutral Fund (Class I Shares)	$134	2.55%
*	This charge is annualized.
**	Includes dividend expense on short sales.

KEY FUND STATISTICS
Fund net assets after future share reacquisition adjustment (000's)	$254,063
Total number of portfolio holdings	328
Portfolio turnover rate	112	%*
*	Not annualized.
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMNSX - 424

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Semi-Annual Report
J.P. Morgan Specialty Funds
April 30, 2024 (Unaudited)
JPMorgan Research Market Neutral Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions—97.6%
Common Stocks—81.1%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. (a)	49	3,261
Northrop Grumman Corp.	3	1,351
TransDigm Group, Inc.	2	2,697
		7,309
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	1	155
Automobile Components — 0.1%
Mobileye Global, Inc., Class A (Israel) *	13	355
Banks — 3.4%
Bank of America Corp.	20	748
Fifth Third Bancorp	68	2,490
KeyCorp	31	454
Truist Financial Corp.	52	1,939
Wells Fargo & Co. (a)	49	2,891
		8,522
Beverages — 1.1%
Coca-Cola Co. (The)	9	519
Keurig Dr Pepper, Inc.	7	242
Monster Beverage Corp. *	30	1,594
PepsiCo, Inc.	2	374
		2,729
Biotechnology — 4.1%
AbbVie, Inc. (a)	16	2,559
Biogen, Inc. *	5	972
BioMarin Pharmaceutical, Inc. *	10	833
Exact Sciences Corp. *	10	600
Neurocrine Biosciences, Inc. *	8	1,124
Regeneron Pharmaceuticals, Inc. *	2	1,657
Sarepta Therapeutics, Inc. *	10	1,235
Vertex Pharmaceuticals, Inc. * (a)	3	1,380
		10,360
Broadline Retail — 1.3%
Amazon.com, Inc. * (a)	19	3,267
Building Products — 1.7%
Carrier Global Corp.	17	1,050
Trane Technologies plc	10	3,183
		4,233
Capital Markets — 3.7%
Ameriprise Financial, Inc.	3	1,387
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Charles Schwab Corp. (The)	44	3,242
Goldman Sachs Group, Inc. (The)	5	2,095
MSCI, Inc.	4	1,889
Raymond James Financial, Inc.	6	765
		9,378
Chemicals — 0.4%
Dow, Inc.	12	699
Linde plc	1	226
		925
Communications Equipment — 0.3%
Arista Networks, Inc. *	3	710
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	4	2,176
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	3	1,824
Maplebear, Inc. *	14	492
		2,316
Electric Utilities — 1.6%
Entergy Corp.	7	735
NextEra Energy, Inc. (a)	16	1,042
PG&E Corp.	57	983
Southern Co. (The)	18	1,338
		4,098
Electrical Equipment — 0.6%
AMETEK, Inc.	5	859
Eaton Corp. plc	2	645
		1,504
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	33	1,121
Keysight Technologies, Inc. *	1	131
		1,252
Energy Equipment & Services — 0.1%
Baker Hughes Co.	9	299
Entertainment — 1.6%
Take-Two Interactive Software, Inc. *	14	1,976
Warner Music Group Corp., Class A	60	1,974
		3,950
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	1

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services—6.7%
Block, Inc. *	46	3,377
Corpay, Inc. *	12	3,519
Fidelity National Information Services, Inc.	41	2,757
Fiserv, Inc. * (a)	17	2,646
Jack Henry & Associates, Inc.	4	678
Mastercard, Inc., Class A (a)	9	4,107
		17,084
Food Products — 0.9%
Hershey Co. (The)	2	350
Kellanova	6	375
Mondelez International, Inc., Class A	23	1,628
		2,353
Ground Transportation — 1.5%
CSX Corp.	5	180
Norfolk Southern Corp.	8	1,727
Saia, Inc. *	1	231
Uber Technologies, Inc. * (a)	12	790
XPO, Inc. *	7	805
		3,733
Health Care Equipment & Supplies—2.2%
Boston Scientific Corp. *	26	1,874
Dexcom, Inc. *	4	538
Edwards Lifesciences Corp. *	6	550
Medtronic plc	6	443
Stryker Corp.	7	2,297
		5,702
Health Care Providers & Services—0.7%
Humana, Inc.	3	723
UnitedHealth Group, Inc. (a)	2	1,152
		1,875
Health Care REITs — 0.0% ^
Ventas, Inc.	1	61
Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc. *	1	1,830
Expedia Group, Inc. *	8	1,101
Hilton Worldwide Holdings, Inc.	3	656
Royal Caribbean Cruises Ltd. *	11	1,521
Yum! Brands, Inc. (a)	18	2,480
		7,588
INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 0.1%
Lennar Corp., Class A	2	351
Household Products — 0.3%
Church & Dwight Co., Inc.	7	744
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	7	560
Industrial Conglomerates — 0.4%
Honeywell International, Inc. (a)	6	1,098
Industrial REITs — 0.2%
Prologis, Inc.	4	435
Insurance—5.5%
Aflac, Inc.	27	2,229
Aon plc, Class A	4	1,114
Chubb Ltd.	4	916
MetLife, Inc.	29	2,038
Principal Financial Group, Inc.	17	1,365
Progressive Corp. (The) (a)	15	3,027
RenaissanceRe Holdings Ltd. (Bermuda)	3	751
Travelers Cos., Inc. (The)	12	2,643
		14,083
Interactive Media & Services — 1.9%
Alphabet, Inc., Class A *	5	921
Meta Platforms, Inc., Class A (a)	9	3,797
		4,718
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	6	373
MongoDB, Inc. *	2	738
Snowflake, Inc., Class A *	1	237
		1,348
Life Sciences Tools & Services — 1.5%
Danaher Corp.	7	1,697
Thermo Fisher Scientific, Inc.	4	2,142
		3,839
Machinery — 1.8%
Deere & Co. (a)	2	707
Ingersoll Rand, Inc.	25	2,375
Otis Worldwide Corp.	17	1,526
		4,608
Media — 1.1%
Charter Communications, Inc., Class A *	—	53
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Specialty Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — continued
Comcast Corp., Class A	9	349
Liberty Media Corp-Liberty SiriusXM, Class A *	102	2,454
		2,856
Multi-Utilities — 1.5%
CMS Energy Corp.	15	916
Dominion Energy, Inc.	20	998
DTE Energy Co.	8	868
NiSource, Inc.	28	783
Public Service Enterprise Group, Inc.	4	314
		3,879
Oil, Gas & Consumable Fuels—3.4%
Cheniere Energy, Inc.	6	989
Chevron Corp.	5	749
ConocoPhillips	9	1,118
Diamondback Energy, Inc.	2	352
EOG Resources, Inc.	8	1,063
Exxon Mobil Corp.	18	2,152
Marathon Oil Corp.	35	951
Phillips 66	2	214
Targa Resources Corp.	6	725
TC Energy Corp. (Canada)	13	448
		8,761
Personal Care Products—0.6%
Estee Lauder Cos., Inc. (The), Class A	11	1,566
Kenvue, Inc.	4	76
		1,642
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co. (a)	17	750
Elanco Animal Health, Inc. *	107	1,414
		2,164
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	2	289
Leidos Holdings, Inc.	4	562
		851
Residential REITs — 0.2%
American Homes 4 Rent, Class A	12	413
Retail REITs — 0.1%
Kimco Realty Corp.	7	139
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment—7.7%
Advanced Micro Devices, Inc. * (a)	5	876
Analog Devices, Inc. (a)	9	1,866
ASML Holding NV (Registered), NYRS (Netherlands)	1	662
Marvell Technology, Inc.	22	1,429
Microchip Technology, Inc.	15	1,353
Micron Technology, Inc. (a)	29	3,301
NVIDIA Corp. (a)	3	2,538
NXP Semiconductors NV (China) (a)	5	1,291
Qorvo, Inc. *	8	912
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	26	3,528
Texas Instruments, Inc. (a)	10	1,821
		19,577
Software—4.3%
Crowdstrike Holdings, Inc., Class A *	2	556
Intuit, Inc. (a)	4	2,327
Microsoft Corp. (a)	9	3,398
PTC, Inc. *	1	297
Roper Technologies, Inc.	1	448
Salesforce, Inc.	9	2,345
ServiceNow, Inc. *	2	1,673
		11,044
Specialized REITs—1.2%
American Tower Corp.	1	183
Digital Realty Trust, Inc.	21	2,942
		3,125
Specialty Retail—3.2%
AutoZone, Inc. *	1	1,579
Best Buy Co., Inc.	15	1,132
Burlington Stores, Inc. *	13	2,351
Lowe's Cos., Inc. (a)	10	2,225
O'Reilly Automotive, Inc. * (a)	1	882
		8,169
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	7	1,239
Hewlett Packard Enterprise Co.	83	1,412
Seagate Technology Holdings plc	29	2,493
Western Digital Corp. *	41	2,914
		8,058
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	3

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	—	213
WW Grainger, Inc.	1	529
		742
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	7	1,102
Total Common Stocks (Cost $162,224)		206,240
	PRINCIPAL AMOUNT (000)
Short-Term Investments—16.5%
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bills 5.31%, 6/18/2024 (b)(Cost $9,930)	10,000	9,930
	SHARES (000)
Investment Companies—12.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (c) (d)(Cost $31,916)	31,906	31,912
Total Short-Term Investments (Cost $41,846)		41,842
Total Long Positions (Cost $204,070)		248,082
Short Positions—(76.0)%
Common Stocks—(76.0)%
Aerospace & Defense—(1.8)%
Boeing Co. (The) *	(3)	(585)
Huntington Ingalls Industries, Inc.	(5)	(1,313)
L3Harris Technologies, Inc.	(2)	(442)
Lockheed Martin Corp.	(5)	(2,360)
		(4,700)
Air Freight & Logistics — (0.3)%
Expeditors International of Washington, Inc.	(6)	(653)
Automobiles — (0.7)%
Ford Motor Co.	(84)	(1,029)
General Motors Co.	(13)	(567)
Harley-Davidson, Inc.	(7)	(239)
		(1,835)
Banks — (1.9)%
Citigroup, Inc.	(9)	(528)
Huntington Bancshares, Inc.	(131)	(1,766)
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
M&T Bank Corp.	(6)	(853)
PNC Financial Services Group, Inc. (The)	(11)	(1,726)
(4,873)
Beverages — (0.5)%
Brown-Forman Corp., Class B	(6)	(297)
Molson Coors Beverage Co., Class B	(17)	(953)
(1,250)
Biotechnology — (1.8)%
Amgen, Inc.	(6)	(1,544)
Gilead Sciences, Inc.	(19)	(1,214)
Moderna, Inc. *	(16)	(1,807)
(4,565)
Building Products — (1.7)%
Allegion plc	(3)	(345)
Johnson Controls International plc	(37)	(2,375)
Lennox International, Inc.	(3)	(1,565)
(4,285)
Capital Markets — (4.3)%
Bank of New York Mellon Corp. (The)	(35)	(1,956)
BlackRock, Inc.	(3)	(2,066)
FactSet Research Systems, Inc.	(3)	(1,468)
Franklin Resources, Inc.	(26)	(585)
LPL Financial Holdings, Inc.	(6)	(1,757)
Moody's Corp.	(2)	(677)
Nasdaq, Inc.	(25)	(1,472)
Northern Trust Corp.	(3)	(228)
T. Rowe Price Group, Inc.	(5)	(591)
(10,800)
Commercial Services & Supplies — (0.1)%
Waste Management, Inc.	(1)	(210)
Communications Equipment — (1.7)%
Cisco Systems, Inc.	(94)	(4,402)
Consumer Finance — (0.7)%
American Express Co.	(4)	(954)
Synchrony Financial	(21)	(918)
(1,872)
Consumer Staples Distribution & Retail—(3.1)%
Dollar General Corp.	(6)	(798)
Kroger Co. (The)	(71)	(3,908)
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Specialty Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sysco Corp.	(37)	(2,724)
Walgreens Boots Alliance, Inc.	(17)	(308)
Walmart, Inc.	(4)	(257)
(7,995)
Containers & Packaging — (0.5)%
Ball Corp.	(3)	(180)
International Paper Co.	(29)	(1,026)
(1,206)
Diversified Telecommunication Services — (0.8)%
AT&T, Inc.	(43)	(719)
Verizon Communications, Inc.	(35)	(1,382)
(2,101)
Electric Utilities — (2.8)%
American Electric Power Co., Inc.	(17)	(1,482)
Duke Energy Corp.	(12)	(1,123)
Eversource Energy	(13)	(804)
Exelon Corp.	(35)	(1,315)
FirstEnergy Corp.	(41)	(1,569)
Pinnacle West Capital Corp.	(10)	(729)
(7,022)
Electrical Equipment — (0.3)%
Acuity Brands, Inc.	(3)	(835)
Energy Equipment & Services — (0.4)%
Halliburton Co.	(26)	(961)
Entertainment — (1.5)%
Electronic Arts, Inc.	(22)	(2,773)
Netflix, Inc. *	(2)	(1,007)
(3,780)
Financial Services — (3.3)%
Global Payments, Inc.	(6)	(740)
PayPal Holdings, Inc. *	(35)	(2,394)
Toast, Inc., Class A *	(76)	(1,802)
Voya Financial, Inc.	(20)	(1,333)
Western Union Co. (The)	(159)	(2,139)
(8,408)
Food Products — (1.8)%
Campbell Soup Co.	(40)	(1,837)
Conagra Brands, Inc.	(10)	(295)
INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — continued
General Mills, Inc.	(19)	(1,369)
Kraft Heinz Co. (The)	(26)	(1,011)
(4,512)
Gas Utilities — (0.3)%
National Fuel Gas Co.	(12)	(653)
Ground Transportation — (0.3)%
Heartland Express, Inc.	(22)	(223)
JB Hunt Transport Services, Inc.	(2)	(247)
Old Dominion Freight Line, Inc.	(1)	(249)
Werner Enterprises, Inc.	(2)	(69)
(788)
Health Care Equipment & Supplies—(1.8)%
Abbott Laboratories	(25)	(2,623)
Dentsply Sirona, Inc.	(14)	(424)
Intuitive Surgical, Inc. *	—	(114)
Solventum Corp. *	—	—
Zimmer Biomet Holdings, Inc.	(13)	(1,520)
(4,681)
Health Care Providers & Services — (1.3)%
Cigna Group (The)	(2)	(739)
CVS Health Corp.	(21)	(1,448)
Henry Schein, Inc. *	(7)	(473)
Quest Diagnostics, Inc.	(4)	(532)
(3,192)
Hotels, Restaurants & Leisure — (1.4)%
Airbnb, Inc., Class A *	(3)	(490)
Carnival Corp. *	(18)	(266)
Starbucks Corp.	(31)	(2,716)
(3,472)
Household Durables — (0.3)%
DR Horton, Inc.	(1)	(148)
Mohawk Industries, Inc. *	(3)	(375)
NVR, Inc. *	—	(112)
PulteGroup, Inc.	(1)	(124)
(759)
Household Products — (0.3)%
Clorox Co. (The)	(2)	(259)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	5

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Household Products — continued
Colgate-Palmolive Co.	(1)	(133)
Kimberly-Clark Corp.	(2)	(247)
(639)
Industrial Conglomerates — (0.9)%
3M Co.	(25)	(2,391)
Insurance — (4.9)%
Allstate Corp. (The)	(18)	(3,081)
American International Group, Inc.	(35)	(2,660)
Arch Capital Group Ltd. *	(8)	(750)
Arthur J Gallagher & Co.	(4)	(1,006)
Hartford Financial Services Group, Inc. (The)	(7)	(630)
Kinsale Capital Group, Inc.	(3)	(1,042)
Marsh & McLennan Cos., Inc.	(4)	(870)
Ryan Specialty Holdings, Inc.	(13)	(660)
WR Berkley Corp.	(22)	(1,652)
(12,351)
Interactive Media & Services — (0.2)%
Alphabet, Inc., Class C *	(3)	(505)
IT Services — (1.7)%
Accenture plc, Class A	(1)	(328)
DXC Technology Co. *	(12)	(229)
EPAM Systems, Inc. *	(3)	(684)
International Business Machines Corp.	(18)	(2,986)
(4,227)
Life Sciences Tools & Services — (1.7)%
Agilent Technologies, Inc.	(8)	(1,115)
Bruker Corp.	(15)	(1,168)
Revvity, Inc.	(2)	(234)
Waters Corp. *	(6)	(1,759)
(4,276)
Machinery—(2.8)%
Caterpillar, Inc.	(2)	(505)
Donaldson Co., Inc.	(25)	(1,810)
IDEX Corp.	(2)	(532)
Illinois Tool Works, Inc.	(11)	(2,758)
PACCAR, Inc.	(4)	(385)
Stanley Black & Decker, Inc.	(13)	(1,194)
(7,184)
INVESTMENTS	SHARES (000)	VALUE ($000)

Media—(2.7)%
Fox Corp., Class A	(99)	(3,074)
Interpublic Group of Cos., Inc. (The)	(57)	(1,731)
Omnicom Group, Inc.	(13)	(1,255)
Paramount Global, Class B	(76)	(862)
(6,922)
Multi-Utilities—(0.4)%
Consolidated Edison, Inc.	(2)	(231)
Sempra	(13)	(918)
(1,149)
Office REITs — (0.3)%
Orion Office REIT, Inc.	—	—
SL Green Realty Corp.	(7)	(370)
Vornado Realty Trust	(12)	(311)
(681)
Oil, Gas & Consumable Fuels — (2.5)%
APA Corp.	(11)	(354)
Coterra Energy, Inc.	(34)	(934)
Devon Energy Corp.	(9)	(477)
Enbridge, Inc. (Canada)	(38)	(1,357)
Kinder Morgan, Inc.	(40)	(728)
Marathon Petroleum Corp.	(2)	(258)
Occidental Petroleum Corp.	(10)	(654)
ONEOK, Inc.	(6)	(501)
Valero Energy Corp.	(3)	(477)
Williams Cos., Inc. (The)	(14)	(513)
(6,253)
Passenger Airlines — (0.3)%
American Airlines Group, Inc. *	(18)	(243)
Southwest Airlines Co.	(22)	(580)
(823)
Pharmaceuticals—(2.6)%
Eli Lilly & Co.	(3)	(2,230)
Johnson & Johnson	(5)	(776)
Merck & Co., Inc.	(12)	(1,611)
Pfizer, Inc.	(35)	(890)
Zoetis, Inc.	(8)	(1,208)
(6,715)
Professional Services — (4.0)%
Automatic Data Processing, Inc.	(2)	(449)
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Specialty Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Professional Services — continued
Dayforce, Inc. *	(32)	(1,983)
Equifax, Inc.	(10)	(2,095)
Paychex, Inc.	(14)	(1,715)
Paycom Software, Inc.	(7)	(1,360)
Robert Half, Inc.	(8)	(522)
TransUnion	(18)	(1,298)
Verisk Analytics, Inc.	(3)	(701)
(10,123)
Residential REITs—(0.2)%
Essex Property Trust, Inc.	(2)	(385)
Retail REITs — (1.3)%
NNN REIT, Inc.	(32)	(1,320)
Simon Property Group, Inc.	(14)	(1,924)
(3,244)
Semiconductors & Semiconductor Equipment—(8.0)%
Applied Materials, Inc.	(33)	(6,507)
ARM Holdings plc *	(27)	(2,715)
Broadcom, Inc.	(2)	(2,316)
Intel Corp.	(81)	(2,470)
KLA Corp.	(3)	(1,964)
Monolithic Power Systems, Inc.	(1)	(1,012)
QUALCOMM, Inc.	(13)	(2,274)
Teradyne, Inc.	(10)	(1,148)
(20,406)
Software — (1.6)%
Adobe, Inc. *	(1)	(732)
Bill Holdings, Inc. *	(5)	(298)
Oracle Corp.	(12)	(1,361)
UiPath, Inc., Class A *	(11)	(201)
Workday, Inc., Class A *	(6)	(1,428)
(4,020)
Specialized REITs — (0.3)%
Iron Mountain, Inc.	(11)	(880)
Specialty Retail — (1.1)%
Home Depot, Inc. (The)	(5)	(1,692)
Ulta Beauty, Inc. *	(1)	(260)
Williams-Sonoma, Inc.	(3)	(833)
(2,785)
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — (0.9)%
Dell Technologies, Inc., Class C	(1)	(132)
NetApp, Inc.	(21)	(2,122)
Xerox Holdings Corp.	(5)	(73)
		(2,327)
Textiles, Apparel & Luxury Goods—(1.3)%
NIKE, Inc., Class B	(33)	(3,036)
On Holding AG (Switzerland), Class A *	(12)	(381)
		(3,417)
Trading Companies & Distributors — (0.6)%
Fastenal Co.	(24)	(1,615)
Total Common Stocks (Proceeds $(189,816))		(193,128)
Total Short Positions (Proceeds $(189,816))		(193,128)
Total Investments—21.6% (Cost $14,254)		54,954
Other Assets Less Liabilities—74.3%		188,703
Net Assets—95.9%		243,657
Future share reacquisition adjustment— 4.1%		10,406
Net assets after future share reacquisition adjustment—100.0%		254,063

Percentages indicated are based on net assets after future share reacquisition adjustment.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $34,494 and $194,296, respectively.
(b)	The rate shown is the effective yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	7

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(50)	06/21/2024	USD	(12,662)	459

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Specialty Funds	April 30, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Research Market Neutral Fund
ASSETS:
Investments in non-affiliates, at value	$216,170
Investments in affiliates, at value	31,912
Deposits at broker for futures contracts	659
Deposits at broker for securities sold short	194,296
Receivables:
Investment securities sold	3,639
Fund shares sold	202
Interest from non-affiliates	950
Dividends from non-affiliates	74
Dividends from affiliates	122
Variation margin on futures contracts	206
Class Action proceeds	1,307
Total Assets	449,537
LIABILITIES:
Payables:
Securities sold short, at value	193,128
Dividend expense to non-affiliates on securities sold short	187
Investment securities purchased	4,024
Fund shares redeemed	683
Accrued liabilities:
Investment advisory fees	56
Administration fees	7
Distribution fees	6
Service fees	51
Custodian and accounting fees	7
Trustees’ and Chief Compliance Officer’s fees	— (a)
Due to shareholders upon reprocessing	7,687
Other	44
Total Liabilities	205,880
Net Assets	243,657
Future share reacquisition adjustment	10,406
Net Assets after future share reacquisition adjustment	$254,063

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	9

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Research Market Neutral Fund
NET ASSETS:
Paid-in-Capital	$230,350
Total distributable earnings (loss)	13,307
Net Assets	243,657
Future share reacquisition adjustment	10,406
Net Assets after future share reacquisition adjustment	$254,063
Net Assets after share reacquisition adjustment:
Class A	$25,900
Class C	1,764
Class I	226,399
Total	$254,063
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,809
Class C	139
Class I	14,696
Net Asset Value (a):
(after future share reacquisition adjustment)
Class A — Redemption price per share	$14.32
Class C — Offering price per share (b)	12.66
Class I — Offering and redemption price per share	15.41
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.11
Cost of investments in non-affiliates	$172,154
Cost of investments in affiliates	31,916
Proceeds from securities sold short	189,816

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Specialty Funds	April 30, 2024

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)
(Amounts in thousands)

JPMorgan Research Market Neutral Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$459
Interest income from non-affiliates on securities sold short	4,992
Dividend income from non-affiliates	1,326
Dividend income from affiliates	560
Total investment income	7,337
EXPENSES:
Investment advisory fees	416
Administration fees	89
Distribution fees:
Class A	31
Class C	6
Service fees:
Class A	31
Class C	2
Class I	264
Custodian and accounting fees	24
Interest expense to affiliates	— (a)
Professional fees	36
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	22
Registration and filing fees	36
Transfer agency fees (See Note 2.H.)	5
Dividend expense to non-affiliates on securities sold short	2,275
Other	5
Total expenses	3,255
Less fees waived	(140)
Less expense reimbursements	— (a)
Net expenses	3,115
Net investment income (loss)	4,222

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	11

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
(Amounts in thousands)
JPMorgan Research Market Neutral Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$17,593
Investments in affiliates	(11)
Futures contracts	(1,019)
Securities sold short	(11,655)
Net realized gain (loss)	4,908
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	30,350
Investments in affiliates	(5)
Futures contracts	261
Securities sold short	(19,886)
Change in net unrealized appreciation/depreciation	10,720
Net realized/unrealized gains (losses)	15,628
Change in net assets resulting from operations	$19,850
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Specialty Funds	April 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,222	$5,116
Net realized gain (loss)	4,908	(2,270)
Change in net unrealized appreciation/depreciation	10,720	14,492
Change in net assets resulting from operations	19,850	17,338
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(644)	—
Class C	(43)	—
Class I	(5,534)	—
Total distributions to shareholders	(6,221)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,722	44,172
NET ASSETS:
Change in net assets	27,351	61,510
Beginning of period	216,306	154,796
End of period	243,657	216,306
Future share reacquisition adjustment	10,406	9,067
End of period after future share reacquisition adjustment	$254,063	$225,373
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	13

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,210	$7,679
Distributions reinvested	626	—
Cost of shares redeemed	(4,527)	(7,148)
Change in net assets resulting from Class A capital transactions	1,309	531
Class C
Proceeds from shares issued	18	355
Distributions reinvested	43	—
Cost of shares redeemed	(155)	(262)
Change in net assets resulting from Class C capital transactions	(94)	93
Class I
Proceeds from shares issued	66,870	144,273
Distributions reinvested	4,538	—
Cost of shares redeemed	(58,901)	(100,725)
Change in net assets resulting from Class I capital transactions	12,507	43,548
Total change in net assets resulting from capital transactions	$13,722	$44,172
SHARE TRANSACTIONS:
Class A
Issued	385	609
Reinvested	47	—
Redeemed	(325)	(554)
Change in Class A Shares	107	55
Class C
Issued	1	33
Reinvested	4	—
Redeemed	(13)	(23)
Change in Class C Shares	(8)	10
Class I
Issued	4,580	10,434
Reinvested	320	—
Redeemed	(3,955)	(7,253)
Change in Class I Shares	945	3,181
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Specialty Funds	April 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period *	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Research Market Neutral Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$13.56	$0.22	$0.85	$1.07	$(0.36)	$—	$(0.36)
Year Ended October 31, 2023 (as restated, See Note 8)	12.30	0.34	0.84	1.18	—	—	—
Year Ended October 31, 2022 (as restated, See Note 8)	12.63	(0.10)	(0.32)	(0.42)	—	—	—
Year Ended October 31, 2021 (as restated, See Note 8)	13.23	(0.21)	0.41	0.20	—	(0.91)	(0.91)
Year Ended October 31, 2020 (as restated, See Note 8)	13.26	(0.20)	1.51	1.31	—	(1.49)	(1.49)
Year Ended October 31, 2019 (as restated, See Note 8)	14.32	(0.03)	0.41	0.38	—	(1.45)	(1.45)
Class C
Six Months Ended April 30, 2024 (Unaudited)	12.00	0.17	0.78	0.95	(0.30)	—	(0.30)
Year Ended October 31, 2023 (as restated, See Note 8)	10.94	0.25	0.77	1.02	—	—	—
Year Ended October 31, 2022 (as restated, See Note 8)	11.29	(0.14)	(0.30)	(0.44)	—	—	—
Year Ended October 31, 2021 (as restated, See Note 8)	11.97	(0.25)	0.41	0.16	—	(0.91)	(0.91)
Year Ended October 31, 2020 (as restated, See Note 8)	12.20	(0.23)	1.36	1.13	—	(1.49)	(1.49)
Year Ended October 31, 2019 (as restated, See Note 8)	13.35	(0.09)	0.39	0.30	—	(1.45)	(1.45)
Class I
Six Months Ended April 30, 2024 (Unaudited)	14.58	0.26	0.87	1.13	(0.39)	—	(0.39)
Year Ended October 31, 2023 (as restated, See Note 8)	13.19	0.41	0.75	1.16	—	—	—
Year Ended October 31, 2022 (as restated, See Note 8)	13.51	(0.06)	(0.53)	(0.59)	—	—	—
Year Ended October 31, 2021 (as restated, See Note 8)	14.03	(0.20)	0.46	0.26	—	(0.91)	(0.91)
Year Ended October 31, 2020 (as restated, See Note 8)	13.96	(0.19)	1.00	0.81	—	(1.49)	(1.49)
Year Ended October 31, 2019 (as restated, See Note 8)	14.96	— (h)	0.43	0.43	—	(1.45)	(1.45)

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

	April 30, 2024	October 31, 2023 (as restated, See Note 8)	October 31, 2022 (as restated, See Note 8)	October 31, 2021 (as restated, See Note 8)	October 31, 2020 (as restated, See Note 8)	October 31, 2019 (as restated, See Note 8)
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.92%	0.90%	0.90%	0.92%	1.06%	1.21%
Class C	1.41	1.39	1.39	1.41	1.58	1.71
Class I	0.66	0.64	0.64	0.66	0.75	0.95
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.04	1.07	1.08	1.14	1.44	1.61
Class C	1.55	1.55	1.57	1.64	1.93	2.07
Class I	0.78	0.81	0.82	0.87	1.11	1.31

(g)	Interest expense on securities sold short is 0.16%.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Specialty Funds	April 30, 2024

		Ratios/Supplemental data
				Ratios to average net assets(a)
Future share reacquisition adjustment	Net asset value, end of period *	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's) **	Net expenses (including dividend expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$0.05	$14.32	8.40%	$25,900	2.81%	3.26%	2.93%	55%	112%
0.08	13.56	10.24	23,101	2.84	2.69	3.01	92	232
0.09	12.30	(2.61)	20,259	2.72	(0.84)	2.90	100	252
0.11	12.63	2.67	17,161	2.92 (g)	(1.71)	3.14	119	307
0.15	13.23	12.39	18,509	3.18	(1.53)	3.56	224	531
0.01	13.26	2.92	14,442	3.66	(0.24)	4.06	125	356

0.01	12.66	8.15	1,764	3.28	2.77	3.42	55	112
0.04	12.00	9.69	1,762	3.33	2.20	3.50	92	232
0.09	10.94	(3.10)	1,504	3.21	(1.30)	3.39	100	252
0.07	11.29	2.25	1,233	3.44 (g)	(2.22)	3.67	119	307
0.13	11.97	11.76	1,982	3.70	(1.94)	4.04	224	531
—	12.20	2.42	3,774	4.19	(0.73)	4.55	125	356

0.09	15.41	8.56	226,399	2.55	3.52	2.66	55	112
0.23	14.58	10.54	200,510	2.55	2.98	2.72	92	232
0.27	13.19	(2.37)	139,458	2.41	(0.47)	2.59	100	252
0.13	13.51	3.10	75,401	2.69 (g)	(1.50)	2.90	119	307
0.75	14.03	12.49	123,114	2.87	(1.39)	3.23	224	531
0.02	13.96	3.21	28,014	3.40	0.03	3.76	125	356
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Specialty Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Research Market Neutral Fund	Class A, Class C and Class I	Diversified
The investment objective of the Fund is to seek to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

18	J.P. Morgan Specialty Funds	April 30, 2024

•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$206,240	$—	$—	$206,240
Short-Term Investments
Investment Companies	31,912	—	—	31,912
U.S. Treasury Obligations	—	9,930	—	9,930
Total Short-Term Investments	31,912	9,930	—	41,842
Total Investments in Securities	$238,152	$9,930	$—	$248,082
Liabilities
Common Stocks	$(193,128)	$—	$—	$(193,128)
Total Liabilities for Securities Sold Short	$(193,128)	$—	$—	$(193,128)
Appreciation in Other Financial Instruments
Futures Contracts	$459	$—	$—	$459
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that

April 30, 2024	J.P. Morgan Specialty Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended April 30, 2024.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$10,236	$167,258	$145,566	$(11)	$(5)	$31,912	31,906	$560	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
E. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also used index futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the six months ended April 30, 2024:

Futures Contracts:
Average Notional Balance Short	$(7,977)
Ending Notional Balance Short	(12,662)

20	J.P. Morgan Specialty Funds	April 30, 2024

F. Short Sales— The Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statement of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statement of Operations as Dividend expense to non-affiliates on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of April 30, 2024, The Fund had outstanding short sales as listed on its SOI.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended April 30, 2024 are as follows:
	Class A	Class C	Class I	Total
Transfer agency fees	$2	$— (a)	$3	$5

(a)	Amount rounds to less than one thousand.

April 30, 2024	J.P. Morgan Specialty Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2024, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$— (a)	$—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

22	J.P. Morgan Specialty Funds	April 30, 2024

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:
Class A	Class C	Class I
0.95%	1.45%	0.69%
The expense limitation agreement was in effect for the six months ended April 30, 2024 and is in place until at least February 28, 2025.
For the six months ended April 30, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$72	$48	$1	$121
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended April 30, 2024 was $19.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the six months ended April 30, 2024, the amount of this reimbursement was less than a thousand.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

April 30, 2024	J.P. Morgan Specialty Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$109,658	$121,776	$111,485	$113,665
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
Aggregate Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$14,254	$57,375	$16,216	$41,159

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
At October 31, 2023, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
$27,749 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

24	J.P. Morgan Specialty Funds	April 30, 2024

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2024, the Fund had three individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 60.3% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
As of April 30, 2024, the Fund pledged a significant portion of its assets to Citigroup Global Markets, Inc. for securities sold short. For the Fund, deposits at broker for securities sold short, as noted on the Statement of Assets and Liabilities, are held at Citigroup Global Markets, Inc.
The Fund is subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Restatement
Subsequent to the issuance of the October 31, 2023 financial statements, management identified a material error in accounting for the receipt of class action litigation payments, which resulted in an understatement of the Fund’s net assets, realized gain and investment income beginning on March 12, 2015. As of April 29, 2019, the error became material. In accordance with the Fund’s NAV error correction policy, the Fund intends to reprocess shareholder transactions effected from April 29, 2019 through July 17, 2024, (the “Error Period”), which will include adjusting existing shareholder accounts to remove excess shares attributable to purchases made during the Error Period. The Fund’s Adviser will be responsible for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period. In addition, the Fund’s Adviser will reimburse the Fund for any additional expenses as a result of this reprocessing.
The accompanying financial statements of the Fund for the year ended October 31, 2023 have been restated from amounts previously reported to correct the error. The following information presents the previously reported and corrected information on each of the impacted financial statements. The schedule of portfolio investments was required to be restated to reflect the impact of the restatement in net assets; there was no impact on fair value or cost of investments as previously reported.
STATEMENT OF ASSETS AND LIABILITIES
As Of October 31, 2023
(Amounts in thousands, except per share amounts)
	Previously Reported	Adjustments	As Restated
Assets:
Interest from non-affiliates	$669	$115	$784
Class Action proceeds	—	1,308	1,308
Due from Adviser	—	82	82
Total Assets	387,098	1,505	388,603
Liabilities:
Prior period taxes due	—	82	82
Due to shareholders upon reprocessing	—	6,607	6,607
Total Liabilities	165,608	6,689	172,297
Net Assets	221,490	(5,184)	216,306

April 30, 2024	J.P. Morgan Specialty Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Previously Reported	Adjustments	As Restated
Future share reacquisition adjustment	—	9,067	9,067
Net Assets after future share reacquisition adjustment	$—	$225,373	$225,373

NET ASSETS:
Paid-in-Capital	$223,234	$(5,491)	$217,743
Total distributable earnings (loss)	(1,744)	307	(1,437)
Net Assets	221,490	(5,184)	216,306
Future share reacquisition adjustment	—	9,067	9,067
Net Assets after future share reacquisition adjustment	$—	$225,373	$225,373
Net Assets after future share reacquisition adjustment:
Class A	$22,702	$399	$23,101
Class C	1,730	32	1,762
Class I	197,058	3,452	200,510
Total	$221,490	$3,883	$225,373

Net Asset Value (a):
(after future share reacquisition adjustment)
Class A — Redemption price per share	$13.33	$0.23	$13.56
Class C — Offering price per share (b)	11.79	0.21	12.00
Class I — Offering and redemption price per share	14.33	0.25	14.58
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$14.07	$0.24	$14.31
___________________________
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price for Class C Shares varies based upon length of time the shares are held.

As presented above, in order to correct the Fund’s net assets under the Fund’s NAV correction policy, the Fund has recorded a future share reacquisition adjustment to net assets. This amount represents the value of shares the Fund has a unilateral right to reacquire through reprocessing for the Error Period and is estimated by using the corrected NAV at each reprocessing date based on the subscription and redemption information currently available. The Fund’s Adviser will be responsible for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period.

STATEMENT OF OPERATIONS
For the year ended October 31, 2023
(Amounts in thousands)
	Previously Reported	Adjustments	As Restated
INVESTMENT INCOME:
Interest income from non-affiliates	$624	$63	$687
Total investment income	9,654	63	9,717

EXPENSES:
Tax expense	—	82	82
Total expenses	4,894	82	4,976
Less expense reimbursements	(2)	(82)	(84)
Net investment income (loss)	5,053	63	5,116

REALIZED/UNREALIZED GAINS (LOSSES):

26	J.P. Morgan Specialty Funds	April 30, 2024

	Previously Reported	Adjustments	As Restated
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,748	156	1,904
Net realized gain (loss)	(2,426)	156	(2,270)
Net realized/unrealized gains (losses)	12,066	156	12,222
Change in net assets resulting from operations	$17,119	$219	$17,338
STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2023
(Amounts in thousands)
	Previously Reported	Adjustments	As Restated
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,053	$63	$5,116
Net realized gain (loss)	(2,426)	156	(2,270)
Change in net assets resulting from operations	17,119	219	17,338

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	46,025	(1,853)	44,172

NET ASSETS:
Change in net assets	63,144	(1,634)	61,510
Beginning of period	158,346	(3,550)	154,796
End of period	221,490	(5,184)	216,306
Future share reacquisition adjustment	—	9,067	9,067
End of period after future share reacquisition adjustment	$ —	$225,373	$225,373

CAPITAL TRANSACTIONS:
Class A
Cost of shares redeemed	$(7,025)	$(123)	$(7,148)
Change in net assets resulting from Class A capital transactions	654	(123)	531

Class C
Cost of shares redeemed	(257)	(5)	(262)
Change in net assets resulting from Class C capital transactions	98	(5)	93

Class I
Cost of shares redeemed	(99,000)	(1,725)	(100,725)
Change in net assets resulting from Class I capital transactions	45,273	(1,725)	43,548
Total change in net assets resulting from capital transactions	$46,025	$ (1,853)	$44,172
STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2022
(Amounts in thousands)
	Previously Reported	Adjustments	As Restated
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(669)	$14	$(655)
Net realized gain (loss)	841	22	863

April 30, 2024	J.P. Morgan Specialty Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Previously Reported	Adjustments	As Restated
Change in net assets resulting from operations	(3,268)	36	(3,232)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	69,424	(1,054)	68,370

NET ASSETS:
Change in net assets	66,156	(1,018)	65,138
Beginning of period	92,190	(2,532)	89,658
End of period	158,346	(3,550)	154,796
Future share reacquisition adjustment	—	6,425	6,425
End of period after future share reacquisition adjustment	$—	$161,221	$161,221

CAPITAL TRANSACTIONS:
Class A
Cost of shares redeemed	$(4,824)	$(86)	$(4,910)
Change in net assets resulting from Class A capital transactions	3,594	(86)	3,508

Class C
Cost of shares redeemed	(218)	(4)	(222)
Change in net assets resulting from Class C capital transactions	303	(4)	299

Class I
Cost of shares redeemed	(53,961)	(964)	(54,925)
Change in net assets resulting from Class I capital transactions	65,527	(964)	64,563
Total change in net assets resulting from capital transactions	$69,424	$ (1,054)	$68,370

28	J.P. Morgan Specialty Funds	April 30, 2024

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
(Dollar values in thousands)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period *	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain	Future share reacquisition adjustment

Class A (As Previously Reported)
Year Ended October 31, 2023	$12.08	$0.34	$0.91	$1.25	$—	$—
Year Ended October 31, 2022	12.41	(0.10)	(0.23)	(0.33)	—	—
Year Ended October 31, 2021	13.01	(0.21)	0.52	0.31	(0.91)	—
Year Ended October 31, 2020	13.11	(0.20)	1.59	1.39	(1.49)	—
Year Ended October 31, 2019	14.29	(0.04)	0.31	0.27	(1.45)	—
Adjustment
Year Ended October 31, 2023	0.22	—	(0.07)	(0.07)	—	0.08
Year Ended October 31, 2022	0.22	—	(0.09)	(0.09)	—	0.09
Year Ended October 31, 2021	0.22	—	(0.11)	(0.11)	—	0.11
Year Ended October 31, 2020	0.15	—	(0.08)	(0.08)	—	0.15
Year Ended October 31, 2019	0.03	0.01	0.10	0.11	—	0.01
Class A (As Restated)
Year Ended October 31, 2023	12.30	0.34	0.84	1.18	—	0.08
Year Ended October 31, 2022	12.63	(0.10)	(0.32)	(0.42)	—	0.09
Year Ended October 31, 2021	13.23	(0.21)	0.41	0.20	(0.91)	0.11
Year Ended October 31, 2020	13.26	(0.20)	1.51	1.31	(1.49)	0.15
Year Ended October 31, 2019	14.32	(0.03)	0.41	0.38	(1.45)	0.01

April 30, 2024	J.P. Morgan Specialty Funds	29

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
(Dollar values in thousands)

	Ratios/Supplemental data
			Ratios to average net assets
Net Asset Value, end of period *	Total return (excludes sales charge)(b)	Net assets, end of period (000's) **	Net expenses (including dividend expense for securities sold short)(c)	Net expenses (excluding dividend and interest expense for sescurities sold short)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)	Expenses without waivers and reimbursements (excluding dividend and interest expense for sescurities sold short)	Net investment income (loss)

$13.33	10.35%	$22,702	2.89%	0.91%	3.07%	1.09%	2.65%
12.08	(2.66)	19,898	2.77	0.92	2.95	1.10	(0.86)
12.41	2.72	16,867	2.99 (d)	0.93	3.22	1.16	(1.77)
13.01	11.97	18,205	3.23	1.08	3.61	1.46	(1.57)
13.11	2.01	14,276	3.69	1.22	4.09	1.62	(0.26)

0.23	(0.11)	399	(0.05)	(0.01)	(0.06)	(0.02)	0.04
0.22	0.05	361	(0.05)	(0.02)	(0.05)	(0.02)	0.02
0.22	(0.05)	294	(0.07)	(0.01)	(0.08)	(0.02)	0.06
0.22	0.42	304	(0.05)	(0.02)	(0.05)	(0.02)	0.04
0.15	0.91	166	(0.03)	(0.01)	(0.03)	(0.01)	0.02

13.56	10.24	23,101	2.84	0.90	3.01	1.07	2.69
12.30	(2.61)	20,259	2.72	0.90	2.90	1.08	(0.84)
12.63	2.67	17,161	2.92 (d)	0.92	3.14	1.14	(1.71)
13.23	12.39	18,509	3.18	1.06	3.56	1.44	(1.53)
13.26	2.92	14,442	3.66	1.21	4.06	1.61	(0.24)

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Interest expense on securities sold short is 0.16%.

30	J.P. Morgan Specialty Funds	April 30, 2024

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period *	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain	Future share reacquisition adjustment

Class C (As Previously Reported)
Year Ended October 31, 2023	$10.74	$0.24	$0.81	$1.05	$—	$—
Year Ended October 31, 2022	11.09	(0.14)	(0.21)	(0.35)	—	—
Year Ended October 31, 2021	11.77	(0.25)	0.48	0.23	(0.91)	—
Year Ended October 31, 2020	12.06	(0.23)	1.43	1.20	(1.49)	—
Year Ended October 31, 2019	13.32	(0.10)	0.29	0.19	(1.45)	—
Adjustment
Year Ended October 31, 2023	0.20	0.01	(0.04)	(0.03)	—	0.04
Year Ended October 31, 2022	0.20	—	(0.09)	(0.09)	—	0.09
Year Ended October 31, 2021	0.20	—	(0.07)	(0.07)	—	0.07
Year Ended October 31, 2020	0.14	—	(0.07)	(0.07)	—	0.13
Year Ended October 31, 2019	0.03	0.01	0.10	0.11	—	—
Class C (As Restated)
Year Ended October 31, 2023	10.94	0.25	0.77	1.02	—	0.04
Year Ended October 31, 2022	11.29	(0.14)	(0.30)	(0.44)	—	0.09
Year Ended October 31, 2021	11.97	(0.25)	0.41	0.16	(0.91)	0.07
Year Ended October 31, 2020	12.20	(0.23)	1.36	1.13	(1.49)	0.13
Year Ended October 31, 2019	13.35	(0.09)	0.39	0.30	(1.45)	—

April 30, 2024	J.P. Morgan Specialty Funds	31

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
(Dollar values in thousands)

	Ratios/Supplemental data
			Ratios to average net assets
Net Asset Value, end of period *	Total return (excludes sales charge)(b)	Net assets, end of period (000's) **	Net expenses (including dividend expense for securities sold short)(c)	Net expenses (excluding dividend and interest expense for securities sold short)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)	Expenses without waivers and reimbursements (excluding dividend and interest expense for sescurities sold short)	Net investment income (loss)

$11.79	9.78%	$1,730	3.39%	1.41%	3.56%	1.58%	2.16%
10.74	(3.16)	1,476	3.27	1.41	3.46	1.60	(1.31)
11.09	2.29	1,211	3.49 (d)	1.43	3.73	1.67	(2.25)
11.77	11.36	1,949	3.75	1.60	4.10	1.95	(2.00)
12.06	1.52	3,731	4.20	1.73	4.56	2.09	(0.74)

0.21	(0.09)	32	(0.06)	(0.02)	(0.06)	(0.03)	0.04
0.20	0.06	28	(0.06)	(0.02)	(0.07)	(0.03)	0.01
0.20	(0.04)	22	(0.05)	(0.02)	(0.06)	(0.03)	0.03
0.20	0.40	33	(0.05)	(0.02)	(0.06)	(0.02)	0.06
0.14	0.90	43	(0.01)	(0.02)	(0.01)	(0.02)	0.01

12.00	9.69	1,762	3.33	1.39	3.50	1.55	2.20
10.94	(3.10)	1,504	3.21	1.39	3.39	1.57	(1.30)
11.29	2.25	1,233	3.44 (d)	1.41	3.67	1.64	(2.22)
11.97	11.76	1,982	3.70	1.58	4.04	1.93	(1.94)
12.20	2.42	3,774	4.19	1.71	4.55	2.07	(0.73)

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Interest expense on securities sold short is 0.16%.

32	J.P. Morgan Specialty Funds	April 30, 2024

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period *	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain	Future share reacquisition adjustment

Class I (As Previously Reported)
Year Ended October 31, 2023	$12.96	$0.40	$0.97	$1.37	$—	$—
Year Ended October 31, 2022	13.28	(0.06)	(0.26)	(0.32)	—	—
Year Ended October 31, 2021	13.82	(0.20)	0.57	0.37	(0.91)	—
Year Ended October 31, 2020	13.80	(0.19)	1.70	1.51	(1.49)	—
Year Ended October 31, 2019	14.93	— (e)	0.32	0.32	(1.45)	—
Adjustment
Year Ended October 31, 2023	0.23	0.01	(0.22)	(0.21)	—	0.23
Year Ended October 31, 2022	0.23	—	(0.27)	(0.27)	—	0.27
Year Ended October 31, 2021	0.21	—	(0.11)	(0.11)	—	0.13
Year Ended October 31, 2020	0.16	—	(0.70)	(0.70)	—	0.75
Year Ended October 31, 2019	0.03	—	0.11	0.11	—	0.02
Class I (As Restated)
Year Ended October 31, 2023	13.19	0.41	0.75	1.16	—	0.23
Year Ended October 31, 2022	13.51	(0.06)	(0.53)	(0.59)	—	0.27
Year Ended October 31, 2021	14.03	(0.20)	0.46	0.26	(0.91)	0.13
Year Ended October 31, 2020	13.96	(0.19)	1.00	0.81	(1.49)	0.75
Year Ended October 31, 2019	14.96	— (e)	0.43	0.43	(1.45)	0.02

April 30, 2024	J.P. Morgan Specialty Funds	33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
(Dollar values in thousands)

	Ratios/Supplemental data
			Ratios to average net assets
Net Asset Value, end of period *	Total return (excludes sales charge)(b)	Net assets, end of period (000's) **	Net expenses (including dividend expense for securities sold short)(c)	Net expenses (excluding dividend and interest expense for securities sold short)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)	Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)	Net investment income (loss)

$14.33	10.57%	$197,058	2.60%	0.65%	2.77%	0.82%	2.95%
12.96	(2.41)	136,972	2.45	0.65	2.64	0.84	(0.48)
13.28	3.01	74,112	2.74 (d)	0.68	2.95	0.89	(1.50)
13.82	12.26	121,285	2.91	0.76	3.28	1.13	(1.42)
13.80	2.27	27,694	3.43	0.96	3.79	1.32	0.01

0.25	(0.03)	3,452	(0.05)	(0.01)	(0.05)	(0.01)	0.03
0.23	0.04	2,486	(0.04)	(0.01)	(0.05)	(0.02)	0.01
0.23	0.09	1,289	(0.05)	(0.02)	(0.05)	(0.02)	—
0.21	0.23	1,829	(0.04)	(0.01)	(0.05)	(0.02)	0.03
0.16	0.94	320	(0.03)	(0.01)	(0.03)	(0.01)	0.02

14.58	10.54	200,510	2.55	0.64	2.72	0.81	2.98
13.19	(2.37)	139,458	2.41	0.64	2.59	0.82	(0.47)
13.51	3.10	75,401	2.69 (d)	0.66	2.90	0.87	(1.50)
14.03	12.49	123,114	2.87	0.75	3.23	1.11	(1.39)
13.96	3.21	28,014	3.40	0.95	3.76	1.31	0.03

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Interest expense on securities sold short is 0.16%.
(e)	Amount rounds to less than $0.005.
Capital Accounts Reclassifications
	Previously Reported	Adjustments	As Restated
Paid-in-Capital	$ —	$1,115	$1,115

Accumulated undistributed (distributions in excess of) net investment income	$44	(18)	$26

Accumulated net realized gains (losses)	$ (44)	(1,097)	$ (1,141)
9. Subsequent Event
In connection with the reissuance of the financial statements, Management has evaluated subsequent events through the date the financial statements were available to be reissued.
As of July 26, 2024, the Fund has received approximately $1,463 in cash for the class action proceeds payments and related interest outlined in Note 8 and an additional $16 of interest earned subsequent to April 30, 2023.

34	J.P. Morgan Specialty Funds	April 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-SPEC-424

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

38

ITEM 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Refer to Item 7.

ITEM 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to Item 7.

ITEM 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to Item 7.

ITEM 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to Item 7.

ITEM 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to a semi-annual report.

ITEM 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

ITEM 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

ITEM 15. Submission of Matters to a Vote of Security Holders.

Not applicable

ITEM 16. Controls and Procedures

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the original filing date of this report, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure. Subsequent to the period covered by this report, an error was identified regarding the untimely recognition of certain class action proceeds that resulted in a restatement of the financial statements for JPMorgan Research Market Neutral Fund (the “Fund”) to correct the impacts of the error for the year ended October 31, 2023 and certain prior fiscal years. Due to the error, a material weakness exists in the design of internal controls relating to the Fund’s monitoring of class action claims filed by the class action administrator (on behalf of the Fund) and reconciliation of class action claim disbursements from the class action administrator to ensure complete, accurate and timely receipt of class action claims by the Fund.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Subsequent to the identification of the error described above, management has developed a plan to remediate the material weakness described herein. A reconciliation will be established to ensure the timely recording of class action proceeds. Other than this item, there were no other changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 18. Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19. Exhibits

Not applicable

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(a)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 26, 2024